Pursuant to Rule 497(e)
Registration No. 33-6502

SUNAMERICA INCOME FUNDS

SUNAMERICA STRATEGIC BOND FUND

Supplement dated April 3, 2009 to the Prospectus

dated July 29, 2008, as supplemented on September 23, 2008.

Effective April 3, 2009, Matthew Meyer will no longer serve as the lead portfolio manager of the SunAmerica Strategic Bond Fund (the “Fund”). Robert Vanden Assem, who currently acts as one of the co-portfolio managers of the Fund, will assume the role of lead portfolio manager. Accordingly, under the heading “Fund Management,” the first paragraph on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Strategic Bond Fund. Investment decisions for the Strategic Bond Fund are made by a team of AIGGIC portfolio managers led by Robert Vanden Assem, and including Bryan Petermann, John Yovanovic, Tim Lindvall, Raphael Davis, Anthony King and Rajeev Mittal.”

Additionally, the biographical information relating to Matthew Meyer on page 32 is hereby deleted and replaced by the biographical information relating to Robert Vanden Assem currently on page 33 of the Prospectus, with the reference to Mr. Vanden Assem as “Co-Portfolio Manager,” being replaced by the title “Lead Portfolio Manager.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_IFPRO_7-08

SUNAMERICA INCOME FUNDS

SUNAMERICA STRATEGIC BOND FUND

Supplement dated April 3, 2009 to the Statement of Additional Information

dated July 29, 2008, as supplemented on September 23, 2008.

Effective April 3, 2009, Matthew Meyer will no longer serve as the lead portfolio manager of the SunAmerica Strategic Bond Fund (the “Fund”). Robert Vanden Assem, who currently acts as one of the co-portfolio managers of the Fund, will assume the role of lead portfolio manager. Accordingly, all references to Matthew Meyer in the Statement of Additional Information are hereby deleted.

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_IFPRO_7-08